Business Acquisition Payable (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of Detailed Information about Business Acquisition Payable Explanatory

	December 31, 2021	December 31, 2020

Opening balance	$2,439,529	$1,043,314

Contingent consideration changes related to CSA (Note 17)	(853,308)	879,066

Contingent consideration changes related to kanepi (Note 17)	(171,092)	568,638

Effect of foreign exchange differences	(16,157)	(51,489)

	1,398,972	2,439,529

Current portion	1,398,972	1,594,297

Non-current portion	—	845,232

	$1,398,972	$2,439,529